Schedule of Net Investment Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Investment Income [Line Items]
Investment income, before expense	$ 303,106	$ 318,140	$ 332,594
Investment expense	(7,261)	(6,896)	(9,769)
Net investment income	295,845	311,244	322,825
Fixed income securities
Net Investment Income [Line Items]
Investment income, before expense	226,894	248,585	276,035
Equity securities
Net Investment Income [Line Items]
Investment income, before expense	5,868	4,905	3,975
Short-term
Net Investment Income [Line Items]
Investment income, before expense	826	393	250
Mortgage loans
Net Investment Income [Line Items]
Investment income, before expense	28,577	27,582	26,994
Limited partnership interests
Net Investment Income [Line Items]
Investment income, before expense	38,485	34,177	22,824
Policy loans
Net Investment Income [Line Items]
Investment income, before expense	$ 2,456	$ 2,498	$ 2,516